Net loss per share and common dividends	12 Months Ended
Dec. 31, 2023
Net loss per share and common dividends
Net loss per share and common dividends

14.   Net income / (loss) per share and common dividends

Basic and diluted net income / (loss) per share is calculated by dividing the net income / (loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted net income / (loss) per share is calculated by adjusting the net income / (loss) available to common shareholders and the weighted average number of common shares used for calculating basic income / (loss) per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the years ended December 31
In thousands of U.S. Dollars and shares, except per share amount	2023	2022	2021
Net income / (loss) attributable to common stockholders	$113,408	$135,054	$(38,086)
Weighted average shares - Basic	41,130	37,236	33,883
Weighted average shares - Diluted	41,822	38,360	33,883
Basic net income / (loss) per share	$2.76	$3.63	$(1.12)
Diluted net income / (loss) per share	$2.71	$3.52	$(1.12)

For the year ended December 31, 2023, SARs granting the right to acquire 176,360 shares (2022: 532,642, 2021: 3,704,694) and 716,452 RSUs (2022: 908,209, 2021: 546,935) were outstanding. For the year ended December 31, 2023, there were no anti-dilutive SARs and RSUs.  131,895 SARs at an exercise price of $9.20 and 89,042 RSUs were not included in the computation of the net income per share for the year ended December 31, 2022 as their impact is anti-dilutive.  The SARs and RSUs have been excluded from the computation of diluted loss per share, for the year ended December 31, 2021 as they are anti-dilutive as a result of the net loss for that period.

Subsequent to year end, the Company declared a cash dividend of $0.21 per share of common stock for the quarter ended December 31, 2023. The cash dividend of $8.7 million was paid on March 15, 2024 to all shareholders of record on February 29, 2024.

During the year ended December 31, 2023, the Company paid common share dividends aggregating $47.2 million. The Company did not make any dividend payments on its common stock for the years ended December 31, 2022 or 2021.